Mezzanine equity	12 Months Ended
Sep. 30, 2024
Mezzanine Equity
Mezzanine equity

15. Mezzanine equity

From July 2015 to May 2022, Autozi Internet Technology, the Company’s subsidiary in PRC, entered into several share purchase agreements with third-party investors to issue ordinary shares of Autozi Internet Technology in legal form but with redemption right upon certain triggering events and received investment consideration of RMB619.0 million (US$88.2 million) in aggregate. Those redeemable ordinary shareholders of Autozi Internet Technology have identical common shareholder’s rights inclusive of voting right, dividend right and right to access of financial statements, etc. with non-redeemable ordinary shareholders of Autozi Internet Technology.

Regarding the redemption right, the redeemable ordinary shareholders of Autozi Internet Technology have the right to require Autozi Internet Technology and Dr. Houqi Zhang, the founder and major shareholder of Autozi Internet Technology to repurchase all their shares in the event that (i) a qualified initial public offering has not occurred before specific dates (varying from December 31, 2018 to May 9, 2023 corresponding to different round financings); or (ii) any material breach of ordinary share purchase agreements that causes material adverse effect on any redeemable ordinary shareholders. The redemption price shall be the principal amount, plus interest varying from 8% to 12% per annum corresponding to different round financings for the period from the date on which the shares were issued by Autozi Internet Technology to the date on which such redeemable equity interests are redeemed with cash settlement.

The Group entered into a supplementary agreement with all Redeemable Principal Interest Shareholders (see below definition) on March 30, 2023, according to which the Redeemable Principal Interest Shareholders agrees to forfeit the redemption right on the date of completion of IPO.

As of September 30, 2023, the Group failed to consummate a qualified initial public offering before specific dates, therefore the redeemable ordinary share in the total principal amount of RMB440.0 million (US$60.3 million) and interest payable of RMB399.5 million (US$54.8 million) were currently redeemable. In addition, there were a total principal amount of RMB25.0 million (US$3.4 million) with interest payable of RMB2.7 million (US$0.4 million) outstanding for which the redemption events were not triggered as of September 30, 2023.

The Group classified the redeemable equity interests of Autozi Internet Technology as mezzanine equity in the consolidated balance sheets since they are redeemable upon the occurrence of an event that is not solely within the control of the Group. As of September 30, 2023, given the redeemable equity interests had been currently redeemable or had already become probable of redeemable at the option of holders due to the failure of completion of a qualified initial public offering, the Group recorded redeemable equity interests at redemption value and the accretion of redemption value are charged against additional paid-in capital as the Group is in the absence of retained earnings.

Autozi Internet Technology entered into a series of share purchase agreement with three third-party investors to issue redeemable equity interest and received RMB54.8 million (US$8.3 million) in 2016 and the redemption event would be triggered if Autozi Internet Technology fails to consummate a qualified initial public offering within five years from the date of this capital injection or the accumulated deficit in 2016 and 2017 exceeded RMB200 million. The redemption price shall be the principal amount, plus compound interest of 10% per annum. In June 2022, Autozi Internet Technology entered into mediation documents with the investors and the documents stated that the redemption obligation is only borne by Dr. Houqi Zhang. In addition, Autozi Internet Technology entered into another share purchase agreement with a third-party investor to issue redeemable equity interest and received RMB20 million (US$2.9 million) in 2015 and the redemption event would be triggered if Autozi Internet Technology fails to consummate a qualified initial public offering within five years from the date of this capital injection. The redemption price shall be the principal amount, plus interest of 12% per annum. In September 2022, Autozi Internet Technology entered into a supplementary agreement with the investor and modified that the redemption obligation is only borne by Dr. Houqi Zhang. Upon this modification, the Group determines that mezzanine classification is no longer appropriate given such put option to the Group lapsed. The Group reclassified such mezzanine equity to non-controlling interest in permanent equity on the date of event that caused the reclassification.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

In June 2023, Hunan Tianhuan, one of the Redeemable Non-controlling Interest Shareholders (see definition below), filed a lawsuit against Autozi Internet Technology and Dr. Houqi Zhang to exercise its redemption right to request Autozi Internet Technology and Dr. Houqi Zhang to repurchase its principal amount of investment and corresponding interest immediately since the Group failed to consummate a qualified initial public offering before the appointed date in the investment agreement. Upon this lawsuit, the redemption of Hunan Tianhuan’s investment became confirmative, no longer contingent on certain events that are out of the Group’s control. Therefore, the Group determined that mezzanine classification was no longer appropriate and reclassified such mezzanine equity to payable to redeemable non-controlling interests on the date of event when the repurchase of Hunan Tianhuan’s investment became a current obligation, with a total amount RMB106.4 million (US$15.2 million) included principal amount of RMB79.2 million (US$11.3 million) and accretion interest of RMB27.2 million (US$3.9 million) before the reclassification.

As a part of the Reorganization, WOFE, the wholly-owned subsidiary of AUTOZI, obtained the majority of Autozi Internet Technology’s equity interests by increasing in the registered capital of Autozi Internet Technology. Among the redeemable equity interests of Autozi Internet Technology, certain shareholders (the “Redeemable Principal Interest Shareholders”) participated in the Reorganization and subscribed ordinary shares of AUTOZI, the remaining shareholders (the “Redeemable Non-controlling Interest Shareholders”) maintained their status quo and did not subscribe ordinary shares of AUTOZI. The equity interests held by the Redeemable Non-controlling Interest Shareholders after the Reorganization are not attributable, directly or indirectly, to the Company. Therefore, the equity interests held by the Redeemable Principal Interest Shareholders and Redeemable Non-controlling Interest Shareholders were presented as redeemable principal interests and redeemable non-controlling interest in mezzanine equity, respectively.

On August 28, 2024, the Company completed its IPO and began trading on The Nasdaq Global Market, after which all of the holders of mezzanine equities forfeit their redemption right and the mezzanine equities in the total amount of RMB940.4 million (US$131.3 million) were converted into 28,900,700 Class A ordinary shares. Such forfeiture was a significant change to the rights of these shareholder and was regarded as extinguishment of mezzanine equity, and the Group charged the excess of carrying amount of the redeemable equity over the fair value, which was US$2.6933 per share, of the consideration transferred to the holders of these redeemable equity interest to accumulated deficit.

The Group’s mezzanine equity activities for the years ended September 30, 2022, 2023 and 2024 were summarized as follows:

	Redeemable principal interests	Redeemable non-controlling interests
Balance as of September 30, 2021	$108,302	$33,754
Issuance of mezzanine equity	3,815	-
Attribution of net loss	(88)	(10)
Accretion of mezzanine equity	10,675	2,519
Reclassification of mezzanine equity to permanent equity	-	(20,325)
Foreign exchange impact	(11,336)	(1,776)
Balance as of September 30, 2022	$111,368	$14,162
Attribution of net loss	(150)	(12)
Accretion of mezzanine equity	10,782	805
Reclassification of mezzanine equity to payable to redeemable non-controlling interests	-	(15,077)
Foreign exchange impact	(3,140)	122
Balance as of September 30, 2023	$118,860	$-
Attribution of net loss	(153)	-
Accretion of mezzanine equity	10,300	-
Extinguishment on redeemable principal interests	(131,308)	-
Foreign exchange impact	2,301	-
Balance as of September 30, 2024	-	-

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)